Other operating expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating expenses, net
Environmental and asset retirement obligations	$ 433	$ (68,605)
Mining obligations	(11,498)	(8,967)	$ (8,953)
Project expenses	(94,280)	(48,562)	(37,623)
Net operating hedge loss	(18,785)	(33,514)	7,045
Judicial (provision) reversion	258	(15,331)
Loss on sale of property, plant and equipment and intangibles assets	(694)	(552)	(3,446)
Gain on sale of investment	4,588	408
Impairment of property, plant, equipment and intangibles		979	(8,574)
Other operating expenses, net	(9,243)	(3,675)	4,446
Total other operating expenses, net	$ (129,221)	$ (177,819)	$ (47,105)